Material accounting policy information (Tables)	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Reconciliation of Number of Treasury Shares Held by Controlled Trust	Reconciliation of the number of treasury shares held by controlled trust is as follows:

	As at March 31,
	2023	2024	2025
	No. of shares	No. of shares	No. of shares
Opening number of equity shares	14,689,729	9,895,836	5,952,740
Less: Transferred to eligible employees on exercise of options	(4,793,893)	(3,943,096)	-
Add: Bonus issue of equity shares (Refer to Note 22)	-	-	5,952,740
Closing number of equity shares	9,895,836	5,952,740	11,905,480

Summary of Estimated Useful Lives of Assets	The estimated useful lives of assets are as follows:

Category	Useful life
Buildings	28 to 40 years
Plant and equipment	5 to 21 years
Computer equipment and software	2 to 7 years
Furniture, fixtures and equipment	3 to 10 years
Vehicles	4 to 5 years

Summary of Estimated Useful Lives of Aamortizable Intangible Assets

The estimated useful life of amortizable intangibles is reviewed and where appropriate is adjusted, annually. The estimated useful lives of the amortizable intangible assets are as follows:

Category	Useful life
Customer-related intangibles	1 to 10 years
Marketing-related intangibles	2.5 to 10 years

Customer-related intangibles includes customer contracts and customer relationships acquired as a part of Business combinations. Marketing-related intangibles includes vendor relationships and brand acquired as a part of Business combinations.